SCHEDULE OF ENTITIES JURISDICTION AND FUNCTIONAL CURRENCY (Details)	12 Months Ended
Dec. 31, 2025
Parent [member]
IfrsStatementLineItems [Line Items]
Incorporating Jurisdiction	Canada
Functional Currency	US dollars (1)
ODIS Inc [member]
IfrsStatementLineItems [Line Items]
Incorporating Jurisdiction	United States of America
Functional Currency	US dollars
OPEL Solar Inc [member]
IfrsStatementLineItems [Line Items]
Incorporating Jurisdiction	United States of America
Functional Currency	US dollars
BB Photonics Inc [member]
IfrsStatementLineItems [Line Items]
Incorporating Jurisdiction	United States of America
Functional Currency	US dollars
POET Technologies Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Incorporating Jurisdiction	Singapore
Functional Currency	Singapore dollar
POET Technologies Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Incorporating Jurisdiction	Malaysia
Functional Currency	Malaysian Ringgit
POET Optoelectronics Shenzhen Co Ltd [member]
IfrsStatementLineItems [Line Items]
Incorporating Jurisdiction	China
Functional Currency	Renminbi
Super Photonics Xiamen Co., Ltd [Member]
IfrsStatementLineItems [Line Items]
Incorporating Jurisdiction	China
Functional Currency	Renminbi